Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value per share	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Authorized to issue of shares	80,000,000	80,000,000	80,000,000	80,000,000
Common stock, shares issued	30,235,164	30,235,164	30,235,164	30,235,164
Treasury shares at cost	2,164,873	1,351,712	1,214,646	1,011,356